Land use right net (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ZHEJIANG TIANLAN
Amortization expense	¥ 180	¥ 150	¥ 150